Distribution Date:	04/17/25	UBS Commercial Mortgage Trust 2018-C10
Determination Date:	04/11/25
Next Distribution Date:	05/16/25
Record Date:	03/31/25	Commercial Mortgage Pass-Through Certificates
Series 2018-C10

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90276FAS3	3.184700%	21,314,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276FAT1	3.559200%	23,134,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90276FAU8	4.212500%	34,712,000.00	21,849,336.60	581,441.60	76,700.28	0.00	0.00	658,141.88	21,267,895.00	32.64%	30.00%
A-3	90276FAV6	4.048400%	195,000,000.00	185,466,655.10	0.00	625,702.67	0.00	0.00	625,702.67	185,466,655.10	32.64%	30.00%
A-4	90276FAW4	4.313400%	237,135,000.00	237,135,000.00	0.00	852,381.76	0.00	0.00	852,381.76	237,135,000.00	32.64%	30.00%
A-S	90276FAZ7	4.494400%	41,086,000.00	41,086,000.00	0.00	153,880.77	0.00	0.00	153,880.77	41,086,000.00	26.40%	24.38%
B	90276FBA1	4.695600%	33,782,000.00	33,782,000.00	0.00	132,188.97	0.00	0.00	132,188.97	33,782,000.00	21.28%	19.75%
C	90276FBB9	5.218431%	37,434,000.00	37,434,000.00	0.00	162,788.94	0.00	0.00	162,788.94	37,434,000.00	15.60%	14.63%
D	90276FAC8	3.000000%	31,956,000.00	31,956,000.00	0.00	79,890.00	0.00	0.00	79,890.00	31,956,000.00	10.75%	10.25%
D-RR	90276FAF1	5.218431%	11,869,000.00	11,869,000.00	0.00	51,614.63	0.00	0.00	51,614.63	11,869,000.00	8.95%	8.63%
E-RR	90276FAH7	5.218431%	20,087,000.00	20,087,000.00	0.00	87,352.18	0.00	0.00	87,352.18	20,087,000.00	5.90%	5.88%
F-RR	90276FAK0	5.218431%	9,130,000.00	9,130,000.00	0.00	39,703.56	0.00	0.00	39,703.56	9,130,000.00	4.51%	4.63%
NR-RR	90276FAM6	5.218431%	33,782,806.00	29,731,168.86	0.00	70,373.75	0.00	0.00	70,373.75	29,731,168.86	0.00%	0.00%
Z	90276FAN4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90276FAQ7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			730,421,806.00	659,526,160.56	581,441.60	2,332,577.51	0.00	0.00	2,914,019.11	658,944,718.96

X-A	90276FAX2	1.020574%	511,295,000.00	444,450,991.70	0.00	377,995.85	0.00	0.00	377,995.85	443,869,550.10
X-B	90276FAY0	0.422163%	112,302,000.00	112,302,000.00	0.00	39,508.16	0.00	0.00	39,508.16	112,302,000.00
X-D	90276FAA2	2.218431%	31,956,000.00	31,956,000.00	0.00	59,076.81	0.00	0.00	59,076.81	31,956,000.00
Notional SubTotal			655,553,000.00	588,708,991.70	0.00	476,580.82	0.00	0.00	476,580.82	588,127,550.10

Deal Distribution Total					581,441.60	2,809,158.33	0.00	0.00	3,390,599.93

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276FAS3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276FAT1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90276FAU8	629.44620304	16.75044941	2.20961858	0.00000000	0.00000000	0.00000000	0.00000000	18.96006799	612.69575363
A-3	90276FAV6	951.11105179	0.00000000	3.20873164	0.00000000	0.00000000	0.00000000	0.00000000	3.20873164	951.11105179
A-4	90276FAW4	1,000.00000000	0.00000000	3.59450001	0.00000000	0.00000000	0.00000000	0.00000000	3.59450001	1,000.00000000
A-S	90276FAZ7	1,000.00000000	0.00000000	3.74533345	0.00000000	0.00000000	0.00000000	0.00000000	3.74533345	1,000.00000000
B	90276FBA1	1,000.00000000	0.00000000	3.91300012	0.00000000	0.00000000	0.00000000	0.00000000	3.91300012	1,000.00000000
C	90276FBB9	1,000.00000000	0.00000000	4.34869210	0.00000000	0.00000000	0.00000000	0.00000000	4.34869210	1,000.00000000
D	90276FAC8	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
D-RR	90276FAF1	1,000.00000000	0.00000000	4.34869239	0.00000000	0.00000000	0.00000000	0.00000000	4.34869239	1,000.00000000
E-RR	90276FAH7	1,000.00000000	0.00000000	4.34869219	0.00000000	0.00000000	0.00000000	0.00000000	4.34869219	1,000.00000000
F-RR	90276FAK0	1,000.00000000	0.00000000	4.34869222	0.00000000	0.00000000	0.00000000	0.00000000	4.34869222	1,000.00000000
NR-RR	90276FAM6	880.06806954	0.00000000	2.08312329	1.74402180	45.63076110	0.00000000	0.00000000	2.08312329	880.06806954
Z	90276FAN4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90276FAQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276FAX2	869.26528071	0.00000000	0.73929111	0.00000000	0.00000000	0.00000000	0.00000000	0.73929111	868.12808672
X-B	90276FAY0	1,000.00000000	0.00000000	0.35180282	0.00000000	0.00000000	0.00000000	0.00000000	0.35180282	1,000.00000000
X-D	90276FAA2	1,000.00000000	0.00000000	1.84869226	0.00000000	0.00000000	0.00000000	0.00000000	1.84869226	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	03/01/25 - 03/30/25	30	0.00	76,700.28	0.00	76,700.28	0.00	0.00	0.00	76,700.28	0.00
A-3	03/01/25 - 03/30/25	30	0.00	625,702.67	0.00	625,702.67	0.00	0.00	0.00	625,702.67	0.00
A-4	03/01/25 - 03/30/25	30	0.00	852,381.76	0.00	852,381.76	0.00	0.00	0.00	852,381.76	0.00
X-A	03/01/25 - 03/30/25	30	0.00	377,995.85	0.00	377,995.85	0.00	0.00	0.00	377,995.85	0.00
X-B	03/01/25 - 03/30/25	30	0.00	39,508.16	0.00	39,508.16	0.00	0.00	0.00	39,508.16	0.00
A-S	03/01/25 - 03/30/25	30	0.00	153,880.77	0.00	153,880.77	0.00	0.00	0.00	153,880.77	0.00
B	03/01/25 - 03/30/25	30	0.00	132,188.97	0.00	132,188.97	0.00	0.00	0.00	132,188.97	0.00
C	03/01/25 - 03/30/25	30	0.00	162,788.94	0.00	162,788.94	0.00	0.00	0.00	162,788.94	0.00
X-D	03/01/25 - 03/30/25	30	0.00	59,076.81	0.00	59,076.81	0.00	0.00	0.00	59,076.81	0.00
D	03/01/25 - 03/30/25	30	0.00	79,890.00	0.00	79,890.00	0.00	0.00	0.00	79,890.00	0.00
D-RR	03/01/25 - 03/30/25	30	0.00	51,614.63	0.00	51,614.63	0.00	0.00	0.00	51,614.63	0.00
E-RR	03/01/25 - 03/30/25	30	0.00	87,352.18	0.00	87,352.18	0.00	0.00	0.00	87,352.18	0.00
F-RR	03/01/25 - 03/30/25	30	0.00	39,703.56	0.00	39,703.56	0.00	0.00	0.00	39,703.56	0.00
NR-RR	03/01/25 - 03/30/25	30	1,476,197.67	129,291.70	0.00	129,291.70	58,917.95	0.00	0.00	70,373.75	1,541,535.15
Totals			1,476,197.67	2,868,076.28	0.00	2,868,076.28	58,917.95	0.00	0.00	2,809,158.33	1,541,535.15

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	3,390,599.93
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,880,393.66	Master Servicing Fee	5,303.52
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,156.40
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	283.96
ARD Interest	0.00	Operating Advisor Fee	1,090.42
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	193.09
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,880,393.66	Total Fees	12,317.40

Principal		Expenses/Reimbursements
Scheduled Principal	581,441.60	Reimbursement for Interest on Advances	20.48
Unscheduled Principal Collections		ASER Amount	32,770.92
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	25,000.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,126.55
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	581,441.60	Total Expenses/Reimbursements	58,917.95

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,809,158.33
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	581,441.60
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,390,599.93
Total Funds Collected	3,461,835.26	Total Funds Distributed	3,461,835.28

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	659,526,160.56	659,526,160.56	Beginning Certificate Balance	659,526,160.56
(-) Scheduled Principal Collections	581,441.60	581,441.60	(-) Principal Distributions	581,441.60
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	658,944,718.96	658,944,718.96	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	660,004,492.98	660,004,492.98	Ending Certificate Balance	658,944,718.96
Ending Actual Collateral Balance	659,508,532.42	659,508,532.42

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.22%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	41,420,788.17	6.29%	34	5.3057	NAP	Defeased	6	41,420,788.17	6.29%	34	5.3057	NAP
5,000,000 or less	17	55,210,441.03	8.38%	36	5.3721	1.956841	1.30 or less	6	89,943,611.59	13.65%	37	5.2416	0.754591
5,000,001 to 10,000,000	15	116,524,642.65	17.68%	37	5.1962	1.976019	1.31 to 1.40	3	50,021,270.96	7.59%	37	5.2748	1.377979
10,000,001 to 15,000,000	10	129,441,069.30	19.64%	36	5.3692	1.751069	1.41 to 1.50	9	68,469,271.15	10.39%	36	5.3441	1.441804
15,000,001 to 20,000,000	4	73,803,561.20	11.20%	37	4.8736	1.994975	1.51 to 1.60	6	52,805,875.93	8.01%	37	5.2845	1.574999
20,000,001 to 25,000,000	4	88,750,370.62	13.47%	37	5.0666	1.210580	1.61 to 1.70	4	28,787,362.55	4.37%	37	5.0158	1.658548
25,000,001 to 30,000,000	1	27,795,000.00	4.22%	37	5.0300	1.374200	1.71 to 1.80	1	50,000,000.00	7.59%	37	4.5160	1.757800
30,000,001 to 40,000,000	1	35,550,000.00	5.39%	36	4.6810	2.749800	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
40,000,001 or greater	2	90,448,845.99	13.73%	37	4.5272	1.834316	1.91 to 2.00	4	57,009,508.97	8.65%	37	4.7285	1.940555
Totals	60	658,944,718.96	100.00%	36	5.0716	1.804095	2.01 to 2.25	8	85,636,758.72	13.00%	37	5.0035	2.167452
							2.26 to 2.50	3	33,239,447.40	5.04%	35	5.2467	2.387512
							2.51 or greater	10	101,610,823.52	15.42%	36	4.9131	2.869440
							Totals	60	658,944,718.96	100.00%	36	5.0716	1.804095
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	6	41,420,788.17	6.29%	34	5.3057	NAP
							Defeased	6	41,420,788.17	6.29%	34	5.3057	NAP
Arizona	3	4,855,196.64	0.74%	37	4.5410	1.928900
							Industrial	4	26,376,185.51	4.00%	37	5.2300	2.348944
California	5	36,192,682.70	5.49%	36	5.1223	2.457839
							Lodging	10	90,928,928.16	13.80%	37	5.4306	2.082355
Colorado	2	36,834,604.24	5.59%	36	4.6761	2.721171
							Mixed Use	5	95,412,099.87	14.48%	37	4.7553	1.815892
Florida	6	67,984,874.53	10.32%	36	5.1746	1.859110
							Multi-Family	3	22,145,974.03	3.36%	36	5.2531	1.816893
Georgia	5	10,552,680.32	1.60%	37	5.0841	1.132667
							Office	33	187,810,524.49	28.50%	37	4.9871	1.957486
Illinois	5	48,805,065.78	7.41%	37	4.7797	2.147183
							Other	2	25,723,697.59	3.90%	37	5.1990	0.450528
Indiana	3	11,097,116.01	1.68%	36	4.7184	2.653330
							Retail	13	143,514,059.04	21.78%	36	5.0390	1.563760
Maryland	1	11,000,000.00	1.67%	35	4.9980	2.195300
							Self Storage	5	25,612,462.03	3.89%	36	4.9509	2.303226
Michigan	5	41,816,742.75	6.35%	37	5.3680	1.093078
							Totals	81	658,944,718.96	100.00%	36	5.0716	1.804095
Minnesota	2	3,825,462.86	0.58%	37	4.8082	1.851455

Missouri	4	39,488,024.75	5.99%	37	5.2339	1.737960

Montana	1	14,381,594.49	2.18%	37	5.6304	1.404200

New Jersey	1	40,000,000.00	6.07%	37	5.3180	1.483700

New York	15	143,715,478.73	21.81%	37	4.8524	1.768662

North Carolina	4	12,821,309.60	1.95%	36	4.9848	2.230128

Pennsylvania	1	788,969.56	0.12%	37	4.5410	1.928900

Tennessee	2	15,051,237.54	2.28%	34	5.3848	1.490360

Texas	5	25,910,674.70	3.93%	37	5.1233	1.828112

Utah	1	10,050,983.95	1.53%	37	4.8234	2.214100

Virginia	1	2,406,165.12	0.37%	37	6.0060	1.410900

Washington	2	34,139,060.55	5.18%	37	5.4250	1.178775

Wisconsin	1	5,806,005.88	0.88%	37	4.5410	1.928900

Totals	81	658,944,718.96	100.00%	36	5.0716	1.804095

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	41,420,788.17	6.29%	34	5.3057	NAP	Defeased	6	41,420,788.17	6.29%	34	5.3057	NAP
	4.6000% or less	5	119,104,425.78	18.08%	37	4.5310	2.049226	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.6001% to 4.8000%	4	83,540,965.81	12.68%	36	4.7043	2.326452	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.8001% to 5.0000%	8	71,233,098.51	10.81%	36	4.9223	2.056068	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.2000%	7	96,178,950.54	14.60%	37	5.0729	1.586899	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2001% to 5.4000%	13	127,060,506.33	19.28%	37	5.3068	1.355045	49 months or greater	54	617,523,930.79	93.71%	37	5.0559	1.816111
	5.4001% to 5.6000%	9	68,347,934.66	10.37%	36	5.4972	1.994322	Totals	60	658,944,718.96	100.00%	36	5.0716	1.804095
	5.6001% to 5.8000%	5	23,978,458.89	3.64%	37	5.6588	1.325868
	5.8001% or greater	3	28,079,590.27	4.26%	37	5.8840	1.556541
	Totals	60	658,944,718.96	100.00%	36	5.0716	1.804095
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	41,420,788.17	6.29%	34	5.3057	NAP	Defeased	6	41,420,788.17	6.29%	34	5.3057	NAP
	115 months or less	54	617,523,930.79	93.71%	37	5.0559	1.816111	Interest Only	19	303,822,845.99	46.11%	37	4.8703	1.891465
	116 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	35	313,701,084.80	47.61%	36	5.2356	1.743130
	Totals	60	658,944,718.96	100.00%	36	5.0716	1.804095	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	60	658,944,718.96	100.00%	36	5.0716	1.804095
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	41,420,788.17	6.29%	34	5.3057	NAP			No outstanding loans in this group
Underwriter's Information		6	51,541,370.34	7.82%	37	5.2235	1.646258
	12 months or less	44	545,458,210.17	82.78%	37	5.0369	1.820936
	13 months to 24 months	1	2,924,350.28	0.44%	37	5.6900	2.643400
	25 months or greater	3	17,600,000.00	2.67%	35	5.0478	2.026533
	Totals	60	658,944,718.96	100.00%	36	5.0716	1.804095
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	303161225	Various New York		NY	Actual/360	4.516%	194,438.89	0.00	0.00	N/A	05/01/28	--	50,000,000.00	50,000,000.00	03/01/25
2	310481002	OF	Various	Various	Actual/360	4.541%	158,167.35	0.00	0.00	N/A	05/01/28	--	40,448,845.99	40,448,845.99	04/01/25
3	407004788	OF	Madison	NJ	Actual/360	5.318%	68,690.83	0.00	0.00	N/A	05/06/28	--	15,000,000.00	15,000,000.00	04/06/25
3A	407004789				Actual/360	5.318%	68,690.83	0.00	0.00	N/A	05/06/28	--	15,000,000.00	15,000,000.00	04/06/25
3B	407004790				Actual/360	5.318%	45,793.89	0.00	0.00	N/A	05/06/28	--	10,000,000.00	10,000,000.00	04/06/25
4	28002045	OF	Denver	CO	Actual/360	4.681%	143,297.11	0.00	0.00	N/A	04/06/28	--	35,550,000.00	35,550,000.00	04/06/25
5	310481005	OF	Various	NY	Actual/360	4.894%	84,282.11	0.00	0.00	N/A	05/06/28	--	20,000,000.00	20,000,000.00	04/06/25
5A	310481105				Actual/360	4.894%	42,141.06	0.00	0.00	N/A	05/06/28	--	10,000,000.00	10,000,000.00	04/06/25
6	407004786	MU	New York	NY	Actual/360	5.030%	120,390.95	0.00	0.00	N/A	05/06/28	--	27,795,000.00	27,795,000.00	04/06/25
7	300571811	IN	Malvern	PA	Actual/360	5.300%	109,979.33	39,952.93	0.00	N/A	01/06/28	--	24,097,723.70	24,057,770.77	04/06/25
8	310481008	OF	Oakland	CA	Actual/360	5.280%	36,259.31	10,559.04	0.00	N/A	04/06/28	--	7,974,922.50	7,964,363.46	04/06/25
8A	310481108				Actual/360	5.280%	36,259.31	10,559.04	0.00	N/A	04/06/28	--	7,974,922.50	7,964,363.46	04/06/25
8B	310481058				Actual/360	5.280%	19,524.25	5,685.63	0.00	N/A	04/06/28	--	4,294,189.07	4,288,503.44	04/06/25
8C	310481059				Actual/360	5.280%	19,524.25	5,685.63	0.00	N/A	04/06/28	--	4,294,189.07	4,288,503.44	04/06/25
9	310481009	RT	Marysville	WA	Actual/360	5.230%	103,944.95	38,479.66	0.00	N/A	05/01/28	--	23,080,355.59	23,041,875.93	04/01/25
10	310481010	RT	Ballwin	MO	Actual/360	5.070%	109,145.83	0.00	0.00	N/A	05/01/28	--	25,000,000.00	25,000,000.00	04/01/25
11	310481011	98	Detroit	MI	Actual/360	5.380%	94,438.83	51,227.22	0.00	N/A	05/01/28	--	20,384,924.81	20,333,697.59	10/01/24
12	303161226	RT	McHenry	IL	Actual/360	4.565%	80,198.97	27,017.53	0.00	N/A	05/01/28	--	20,401,814.63	20,374,797.10	04/01/25
13	28002067	LO	Carle Place	NY	Actual/360	5.075%	83,040.75	26,054.30	0.00	N/A	05/06/28	--	19,001,856.56	18,975,802.26	04/06/25
14	303161224	RT	Ormond Beach	FL	Actual/360	4.770%	79,900.85	24,669.86	0.00	N/A	05/01/28	--	19,452,428.80	19,427,758.94	04/01/25
16	28002081	LO	Crystal River	FL	Actual/360	5.905%	74,292.33	34,253.82	0.00	N/A	05/06/28	--	14,610,494.35	14,576,240.53	09/06/24
17	310481017	OF	Billings	MT	Actual/360	5.630%	69,827.62	20,603.97	0.00	N/A	05/06/28	--	14,402,198.46	14,381,594.49	04/06/25
18	310481018	MU	Chicago	IL	Actual/360	4.730%	62,725.06	0.00	0.00	N/A	04/01/28	--	15,400,000.00	15,400,000.00	04/01/25
19	310481019	RT	Lakeland	FL	Actual/360	4.640%	52,680.72	21,623.76	0.00	N/A	01/01/28	--	13,184,830.63	13,163,206.87	04/01/25
20	310481020	RT	Sevierville	TN	Actual/360	5.525%	61,491.50	17,934.01	0.00	N/A	01/06/28	--	12,924,792.85	12,906,858.84	04/06/25
21	300571810	LO	Seatac	WA	Actual/360	5.830%	55,794.93	16,728.58	0.00	N/A	04/06/28	--	11,113,913.20	11,097,184.62	04/06/25
22	310481022	IN	Fraser	MI	Actual/360	5.534%	58,442.21	0.00	0.00	05/06/28	01/06/30	--	12,265,000.00	12,265,000.00	04/06/25
23	310481023	LO	Salt Lake City	UT	Actual/360	4.823%	41,821.44	18,020.24	0.00	N/A	05/06/28	--	10,069,004.19	10,050,983.95	04/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
24	310481024	MF	Hagerstown	MD	Actual/360	4.998%	47,342.17	0.00	0.00	N/A	03/06/28	--	11,000,000.00	11,000,000.00	04/06/25
25	310481025	RT	Chicago	IL	Actual/360	5.440%	43,055.73	14,757.37	0.00	N/A	05/01/28	--	9,191,213.69	9,176,456.32	04/01/25
26	310481026	RT	Houston	TX	Actual/360	5.170%	39,923.50	14,090.97	0.00	N/A	04/01/28	--	8,967,654.08	8,953,563.11	04/01/25
27	310481027	LO	Port St. Lucie	FL	Actual/360	5.310%	38,777.51	14,035.44	0.00	N/A	04/01/28	--	8,480,592.65	8,466,557.21	04/01/25
28	310481028	SS	Houston	TX	Actual/360	5.070%	38,703.65	10,537.16	0.00	N/A	05/01/28	--	8,865,122.33	8,854,585.17	04/01/25
29	310481029	LO	Lake Wales	FL	Actual/360	5.440%	37,805.03	12,957.69	0.00	N/A	05/01/28	--	8,070,334.20	8,057,376.51	04/01/25
30	310481030	MF	Hamburg	NY	Actual/360	5.490%	37,144.45	12,425.49	0.00	N/A	06/01/28	--	7,857,101.96	7,844,676.47	04/01/25
31	28202047	LO	Branson	MO	Actual/360	5.510%	30,196.47	10,161.11	0.00	N/A	04/06/28	--	6,364,222.33	6,354,061.22	04/06/25
32	310481032	MF	Kansas City	KS	Actual/360	4.570%	25,119.36	8,596.94	0.00	N/A	02/01/28	11/02/27	6,383,123.72	6,374,526.78	04/01/25
33	28002066	IN	Livonia	MI	Actual/360	4.950%	25,287.61	8,339.90	0.00	N/A	05/06/28	--	5,932,577.60	5,924,237.70	04/06/25
34	303161223	IN	Indianapolis	IN	Actual/360	4.550%	22,684.11	8,851.13	0.00	N/A	04/01/28	--	5,789,633.82	5,780,782.69	04/01/25
35	310481035	SS	Rolesville	NC	Actual/360	5.000%	24,505.46	7,972.25	0.00	N/A	04/01/28	--	5,691,591.58	5,683,619.33	04/01/25
36	310481036	LO	Duluth	GA	Actual/360	5.708%	24,186.77	11,842.79	0.00	N/A	05/06/28	--	4,920,356.91	4,908,514.12	04/06/25
37	310481037	SS	Shirley	NY	Actual/360	4.954%	23,462.69	0.00	0.00	N/A	04/06/28	--	5,500,000.00	5,500,000.00	04/06/25
38	28202048	LO	Branson	MO	Actual/360	5.510%	22,966.33	7,728.17	0.00	N/A	04/06/28	--	4,840,394.14	4,832,665.97	04/06/25
39	28002060	RT	Parkland	FL	Actual/360	5.400%	19,998.21	6,955.27	0.00	N/A	05/06/28	--	4,300,689.74	4,293,734.47	04/06/25
40	300571807	LO	Midland	TX	Actual/360	5.820%	19,296.29	9,204.16	0.00	N/A	04/06/28	01/06/28	3,850,274.11	3,841,069.95	04/06/25
42	310481042	MU	Asheville	NC	Actual/360	5.310%	18,348.51	5,695.28	0.00	N/A	04/01/28	--	4,012,795.15	4,007,099.87	04/01/25
43	303161227	LO	Encinitas	CA	Actual/360	5.485%	17,090.93	8,969.73	0.00	N/A	05/01/28	--	3,618,511.50	3,609,541.77	04/01/25
44	407004784	RT	Fort Myers	FL	Actual/360	5.400%	16,539.38	5,792.70	0.00	N/A	04/06/28	12/06/27	3,556,856.41	3,551,063.71	04/06/25
46	407004794	MF	St. Louis	MO	Actual/360	5.540%	15,773.89	5,213.19	0.00	N/A	05/06/28	--	3,306,510.75	3,301,297.56	04/06/25
47	310481047	MU	New York	NY	Actual/360	5.090%	15,779.00	0.00	0.00	N/A	04/01/28	--	3,600,000.00	3,600,000.00	04/01/25
48	310481048	OF	Houston	TX	Actual/360	5.690%	14,350.51	4,491.91	0.00	N/A	05/01/28	--	2,928,842.19	2,924,350.28	04/01/25
49	310481049	SS	Austin	TX	Actual/360	5.000%	13,252.48	3,737.92	0.00	N/A	04/01/28	--	3,077,995.45	3,074,257.53	04/01/25
50	310481050	RT	Goshen	IN	Actual/360	5.180%	13,381.67	0.00	0.00	N/A	04/01/28	--	3,000,000.00	3,000,000.00	11/01/19
51	310481051	RT	Pontiac	MI	Actual/360	5.330%	11,097.60	6,115.74	0.00	N/A	05/06/28	--	2,417,923.20	2,411,807.46	04/06/25
52	28002073	IN	Abingdon	VA	Actual/360	6.006%	12,473.13	5,577.58	0.00	N/A	05/06/28	--	2,411,742.70	2,406,165.12	04/06/25
53	28002071	IN	Indianapolis	IN	Actual/360	6.006%	11,359.46	5,079.58	0.00	N/A	05/06/28	02/06/28	2,196,408.48	2,191,328.90	04/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
54	310481054	SS	Yucaipa	CA	Actual/360	4.350%	9,364.58	0.00	0.00	N/A	02/01/28	--	2,500,000.00	2,500,000.00	04/01/25
55	28002072	IN	New Berlin	WI	Actual/360	6.006%	7,283.42	3,256.91	0.00	N/A	05/06/28	02/06/28	1,408,284.97	1,405,028.06	04/06/25
56	28002078	RT	Gladwin	MI	Actual/360	5.700%	4,329.15	0.00	0.00	05/06/28	05/06/33	--	882,000.00	882,000.00	04/06/25
57	28002077	RT	Foley	MN	Actual/360	5.700%	4,329.15	0.00	0.00	05/06/28	05/06/33	--	882,000.00	882,000.00	04/06/25
Totals							2,880,393.66	581,441.60	0.00				659,526,160.56	658,944,718.96
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	4,169,128.61	3,047,333.00	01/01/24	09/30/24	--	0.00	0.00	194,331.25	194,331.25	0.00	0.00
2	12,112,692.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,007,949.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	8,979,337.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,902,600.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1,975,178.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	6,680,624.00	9,132,622.00	10/02/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,816,897.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,974,605.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	239,013.00	177,072.00	01/01/24	09/30/24	03/11/25	6,539,100.13	57,536.13	815,293.02	815,293.02	0.00	0.00
12	3,177,412.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,192,286.81	3,627,513.81	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,665,043.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	1,981,012.83	01/01/24	06/30/24	02/11/25	48,853.56	720.90	108,111.01	758,885.45	0.00	0.00
17	1,634,041.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,070,655.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,146,535.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,455,447.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	472,554.52	466,507.92	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,474,516.85	1,129,739.05	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,773,803.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24	1,247,705.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	884,130.52	620,798.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,403,872.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,337,171.00	1,089,829.00	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	841,397.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,486,010.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	725,610.22	613,700.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	5,086,261.00	2,223,110.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	975,047.70	237,487.65	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,477,224.00	1,108,358.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,055,914.00	764,936.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	168,836.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	664,814.89	513,188.32	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	5,814,565.00	1,739,589.25	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	492,537.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	571,084.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	927,037.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	390,781.54	341,318.90	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	362,326.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	319,995.52	164,013.63	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
49	348,419.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	242,500.00	0.00	--	--	12/11/24	514,901.37	38,033.23	11,028.94	813,949.18	0.00	0.00
51	372,629.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	338,071.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
54	581,157.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	82,442.24	61,831.68	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
57	82,692.00	62,019.86	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	98,200,552.04	29,101,980.90				7,102,855.06	96,290.26	1,128,764.22	2,582,458.90	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/25	0	0.00	0	0.00	2	17,576,240.53	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.071594%	5.015186%	36
03/17/25	0	0.00	0	0.00	3	37,995,419.16	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.071783%	5.034327%	37
02/18/25	0	0.00	0	0.00	2	17,651,748.28	0	0.00	0	0.00	0	0.00	1	8,429,595.44	0	0.00	5.072017%	5.034541%	38
01/17/25	0	0.00	0	0.00	2	17,685,620.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.065512%	5.028194%	39
12/17/24	0	0.00	1	14,719,320.54	1	3,000,000.00	0	0.00	1	0.00	0	0.00	0	0.00	1	0.00	5.065700%	5.028365%	40
11/18/24	1	14,755,258.52	0	0.00	2	7,051,637.96	0	0.00	1	4,051,637.96	0	0.00	0	0.00	0	0.00	5.066948%	5.033224%	41
10/18/24	1	3,600,000.00	0	0.00	2	7,057,324.34	0	0.00	1	4,057,324.34	0	0.00	0	0.00	0	0.00	5.067133%	5.033399%	42
09/17/24	1	3,600,000.00	0	0.00	2	7,063,574.00	0	0.00	1	4,063,574.00	0	0.00	0	0.00	0	0.00	5.067333%	5.041247%	43
08/16/24	1	3,600,000.00	0	0.00	2	7,069,206.76	0	0.00	1	4,069,206.76	0	0.00	0	0.00	0	0.00	5.067515%	5.041431%	44
07/17/24	1	3,600,000.00	0	0.00	2	7,074,814.22	0	0.00	1	4,074,814.22	0	0.00	0	0.00	0	0.00	5.067696%	5.041614%	45
06/17/24	1	3,600,000.00	0	0.00	2	7,080,987.84	0	0.00	1	4,080,987.84	0	0.00	0	0.00	0	0.00	5.067892%	5.041811%	46
05/17/24	1	3,600,000.00	0	0.00	2	7,086,542.38	0	0.00	1	4,086,542.38	0	0.00	0	0.00	0	0.00	5.068070%	5.041991%	47
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	303161225	03/01/25	0	B	194,331.25	194,331.25	0.00	50,000,000.00	03/24/25	13
16	28002081	09/06/24	6	6	108,111.01	758,885.45	11,050.00	14,824,205.38	12/11/24	9
50	310481050	11/01/19	64	6	11,028.94	813,949.18	217,184.11	3,000,000.00	02/26/20	2
Totals					313,471.20	1,767,165.88	228,234.11	67,824,205.38
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		226,796,379	223,796,379	3,000,000		0
37 - 48 Months		418,119,340	403,543,099	14,576,241		0
49 - 60 Months		12,265,000	12,265,000	0		0
> 60 Months		1,764,000	1,764,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-25	658,944,719	641,368,478	0	0	17,576,241	0
Mar-25	659,526,161	621,530,741	0	0	37,995,419	0
Feb-25	660,260,026	642,608,277	0	0	17,651,748	0
Jan-25	669,265,105	651,579,485	0	0	17,685,620	0
Dec-24	669,837,982	652,118,661	0	14,719,321	3,000,000	0
Nov-24	674,511,846	652,704,950	14,755,259	0	3,000,000	4,051,638
Oct-24	675,084,995	664,427,671	3,600,000	0	3,000,000	4,057,324
Sep-24	675,708,255	665,044,681	3,600,000	0	3,000,000	4,063,574
Aug-24	676,275,986	665,606,779	3,600,000	0	3,000,000	4,069,207
Jul-24	676,841,144	666,166,330	3,600,000	0	3,000,000	4,074,814
Jun-24	677,456,705	666,775,717	3,600,000	0	3,000,000	4,080,988
May-24	678,016,517	667,329,974	3,600,000	0	3,000,000	4,086,542
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	303161225	50,000,000.00	50,000,000.00	88,100,000.00	03/02/18	3,032,129.00	1.75780	09/30/24	05/01/28	I/O
11	310481011	20,333,697.59	20,649,546.14	16,000,000.00	02/20/25	136,347.00	0.10400	09/30/24	05/01/28	216
16	28002081	14,576,240.53	14,824,205.38	16,500,000.00	01/23/25	1,602,659.27	2.46070	06/30/24	05/06/28	216
47	310481047	3,600,000.00	3,600,000.00	9,850,000.00	01/04/24	358,630.74	1.93030	12/31/21	04/01/28	I/O
50	310481050	3,000,000.00	3,000,000.00	4,000,000.00	11/13/24	240,000.00	1.52320	12/31/18	04/01/28	I/O
Totals		91,509,938.12	92,073,751.52	134,450,000.00		5,369,766.01

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	303161225	Various	NY	03/24/25	13
	The Loan transferred to Special Servicing on 03/24/2025 for imminent monetary default. Special Servicer is reaching out to the Borrower.

11	310481011	98	MI	09/24/24	2

The Loan transferred to Special Servicing for Monetary Default for the 9/1/2024 payment. Default Letter has been sent. Loan was previously in Special Servicing. The Borrower signed the PNL and provided financial statements. Special

Servicer is evaluating potential resolution strategies with the Borrower. Borrower submitted a forbearance request without any consideration. Special Servicer has engaged outside counsel to enforce legal remedies. Special Servicer is initiating

	non-judicial legal actions .

16	28002081	LO	FL	12/11/24	9

The loan transferred to Special Servicing on 12/11/2024 due to payment default. Hello Letter & PNL sent 12/13/24. Borrower executed PNL. Borrower submitted a forbearance request due to the 8/2024 hurricane impact. Special Servicer is

	working on finalizing the forbearance and monitoring construction progress. Draw #2 underway.

47	310481047	MU	NY	06/14/23	13

Loan transferred to SS on 6/14/2023 due to Payment Default. Ongoing discussions between counsel and borrower's counsel regarding the bring current numbers. Borrower has provided the past due financials. Bring current agreement to be

	executed once borrower has agreed to fund owed amounts due. Pending a response from borrower on bring current numbers.

50	310481050	RT	IN	02/26/20	2
	Special Servicer continues to pursue a foreclosure strategy for the Property. As of March 2025, Special Servicer is awaiting an enforceable judgment from court.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	310481011	0.00	5.38000%	0.00	5.38000%	10	03/29/22	12/01/20	05/11/22
11	310481011	0.00	5.38000%	0.00	5.38000%	10	03/31/22	12/01/20	05/11/22
13	28002067	20,150,000.00	5.07500%	20,150,000.00	5.07500%	10	08/26/20	10/01/20	10/13/20
21	300571810	0.00	5.83000%	0.00	5.83000%	8	09/23/21	09/24/21	--
36	310481036	0.00	5.70850%	0.00	5.70850%	10	09/06/21	09/07/21	--
Totals		20,150,000.00		20,150,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
41	310481041 12/17/24	4,051,637.96	2,000,000.00	880,464.72	880,464.72	880,464.72	0.00	4,051,637.96	0.00	0.00	4,051,637.96	93.14%
45	310481045 11/17/23	3,496,899.45	5,950,000.00	4,027,605.82	257,279.11	4,027,605.82	3,770,326.71	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		7,548,537.41	7,950,000.00	4,908,070.54	1,137,743.83	4,908,070.54	3,770,326.71	4,051,637.96	0.00	0.00	4,051,637.96

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
41	310481041	12/17/24	0.00	0.00	4,051,637.96	0.00	0.00	4,051,637.96	0.00	0.00	4,051,637.96
45	310481045	11/17/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	4,051,637.96	0.00	0.00	4,051,637.96	0.00	0.00	4,051,637.96

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	5,000.00	0.00	0.00	30,230.85	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	5,000.00	0.00	0.00	248.31	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	598.42	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	528.13	0.00	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	20.48	0.00	0.00	0.00
47	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	5,000.00	0.00	0.00	2,291.76	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	25,000.00	0.00	1,126.55	32,770.92	0.00	0.00	20.48	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		58,917.95

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention" tab for the UBS 2018-C10 transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investorsshould refer to the Certificate Administrator's website for all such information.

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